DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt
The table below details our debt, which was recorded at its fair value on the closing date of the Transactions and the NAI Transaction on August 7, 2025 (see Note 2). Paramount Global is the issuer of all of the senior and junior debt in the table below. Upon the closing of the Transactions, Paramount Skydance Corporation provided a full and unconditional parent guarantee of Paramount Global’s senior and junior debt.

	Successor (a)	Predecessor
	At	At
	December 31, 2025	December 31, 2024
4.0% Senior Notes due 2026	$347	$346
3.70% Senior Notes due 2026	85	86
2.90% Senior Notes due 2027	573	582
3.375% Senior Notes due 2028	487	498
3.70% Senior Notes due 2028	489	496
4.20% Senior Notes due 2029	489	496
7.875% Senior Debentures due 2030	915	829
4.95% Senior Notes due 2031	1,221	1,232
4.20% Senior Notes due 2032	921	980
5.50% Senior Debentures due 2033	417	428
4.85% Senior Debentures due 2034	76	87
6.875% Senior Debentures due 2036	1,119	1,072
6.75% Senior Debentures due 2037	75	76
5.90% Senior Notes due 2040	272	298
4.50% Senior Debentures due 2042	34	45
4.85% Senior Notes due 2042	400	490
4.375% Senior Debentures due 2043	1,079	1,146
4.875% Senior Debentures due 2043	14	18
5.85% Senior Debentures due 2043	1,103	1,235
5.25% Senior Debentures due 2044	275	345
4.90% Senior Notes due 2044	432	542
4.60% Senior Notes due 2045	452	591
4.95% Senior Notes due 2050	763	950
6.25% Junior Subordinated Debentures due 2057	628	644
6.375% Junior Subordinated Debentures due 2062	989	989
Obligations under finance leases	3	—
Total debt (b)	13,658	14,501
Less current portion	433	—
Total long-term debt, net of current portion	$13,225	$14,501
(a) In connection with the pushdown of the Ultimate Parent’s basis, our debt was recorded at fair value, which resulted in a decrease to our total debt balance of $898 million, reflecting the reversal of a net unamortized discount of $390 million and unamortized deferred financing fees of $71 million, and a reduction of $1.36 billion to adjust our debt to its fair value. The adjustments to fair value for each of our senior and junior debt issuances are being amortized over the remaining term of the applicable issuance within interest expense (see Note 2).
(b) At December 31, 2025 (Successor), our senior and junior debt balances were net of unamortized fair value adjustments totaling $1.32 billion. At December 31, 2024 (Predecessor), the senior and junior debt balances included a net unamortized discount of $401 million and unamortized deferred financing costs of $74 million. The face value of our total debt at both December 31, 2025 (Successor) and December 31, 2024 (Predecessor) was $14.98 billion.
Schedule of Maturities of Long-Term Debt
At December 31, 2025, our scheduled maturities of long-term debt at face value, which excludes payments for the related interest and finance leases, were as follows:

						2031 and Thereafter
	2026	2027	2028	2029	2030
Long-term debt	$433	$584	$1,000	$500	$827	$11,632